Fees Summary	Dec. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,958,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,375.20
Total Offset Amount	0.00
Net Fee	1,375.20
Narrative - Max Aggregate Offering Price	$ 9,958,000.00
Final Prospectus	true